Note 33 Dividend income breakdown by headline (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Dividend Income Breakdown By Headline [Line Items]
Dividend income		€ 84	€ 76
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income		9	9
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	[1]	€ 75	€ 67

[1]	(1) As of June 30, 2026, it includes €26 million corresponding to investments totally or partially written off during the period; the remainder corresponds to investments held at closing.